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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-08759

Laudus Variable Insurance Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio 43219-8006

(Address of principal executive offices) (Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-8006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	614-470-8000

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

     File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.

Laudus Variable Insurance Trust (VIT)
Laudus Rosenberg VIT Value Long/ Short Equity Fund
Statement of Portfolio Investments as of 3/31/05 (Unaudited)
This document contains the Statement of Portfolio Investments(a) and the Statement of Securities Sold Short as of 3/31/05. For more information about the securities, please refer to the Fund’s semiannual or annual shareholder report.

Shares		Value

	Common Stock — 85.4%
	Agriculture, Food & Beverage — 1.5%
300	Alico, Inc. *	$15,810
600	Andersons, Inc.	18,600
300	Cagle’s, Inc., Class A *	2,760
7,400	Chiquita Brands International, Inc.	198,172
4,500	Corn Products International, Inc.	116,955
300	Hansen Natural Corp. *	18,021
800	J & J Snack Foods Corp.	37,464
1,000	Lance, Inc.	16,070
1,200	National Beverage Corp.	9,780
1,300	Omega Protein Corp. *	8,866
7,600	Pepsi Bottling Group, Inc.	211,660
8,100	PepsiAmericas, Inc.	183,546
2,400	Ralcorp Holdings, Inc.	113,640
200	Seaboard Corp.	214,600
300	Seneca Foods Corp., Class B *	5,220
1,300	Tasty Baking Co.	10,907

		1,182,071

	Airlines — 0.7%
1,000	Air Methods Corp. *	7,970
1,200	AirNet Systems, Inc. *	5,676
5,800	Alaska Air Group, Inc. *	170,752
2,200	MAIR Holdings, Inc. *	19,624
6,300	Mesa Air Group, Inc. *	44,100
1,900	Offshore Logistics, Inc. *	63,308
11,700	SkyWest, Inc.	217,503

		528,933

	Autos — 1.4%
1,300	Aftermarket Technology Corp. *	21,450
8,900	Autoliv, Inc.	424,085
8,500	BorgWarner, Inc.	413,780
4,800	Modine Manufacturing Co.	140,784
500	Oshkosh Truck Corp.	40,995
600	R&B, Inc. *	7,956
187	Sypris Solutions, Inc.	2,005
200	TransPro, Inc. *	1,300
4,200	TRW Automotive Holdings Corp. *	81,606

		1,133,961

	Banks & Credit Institutions — 4.7%
1,000	1st Source Corp.	21,330
310	Advanta Corp., Class A	6,448
1,236	AmericanWest Bancorp *	23,818
8,900	Bank of Hawaii Corp.	402,814
1,200	Banner Corp.	32,364
900	Berkshire Hills Bancorp, Inc.	30,375
200	BNCCORP, Inc. *	2,835
200	BOE Financial Services of Virginia, Inc.	6,650
600	Camden National Corp.	21,210
2,000	Capitol Bancorp Ltd.	60,500
500	Carver Bancorp, Inc.	9,350
400	CFS Bancorp, Inc.	5,476
400	Citizens First Bancorp, Inc.	8,936
4,000	Commercial Federal Corp.	110,600
200	Community Central Bank Corp.	3,150
200	Community Financial Corp.	4,489
500	Community West Bancshares	6,100
1,024	Corus Bankshares, Inc.	48,835
500	Cowlitz Bancorp *	5,750
12,200	Doral Financial Corp.	267,058
1,600	Federal Agricultural Mortgage Corp., Class C	27,984
1,100	Fidelity Southern Corp.	18,480
400	Financial Institutions, Inc.	7,924
200	First Bancorp of Indiana, Inc.	3,900
130	First Bank of Delaware *	403
200	First Charter Corp.	4,518
100	First Citizens BancShares, Inc., Class A	14,638
100	First Defiance Financial Corp.	2,600
700	First Federal Bankshares, Inc.	15,281
200	First Franklin Corp.	3,600
300	First M&F Corp.	10,239
300	First Mariner Bancorp *	5,316
3,000	First Place Financial Corp.	54,900
300	First South Bancorp, Inc.	8,490
2,900	FirstFed Financial Corp. *	147,929
100	FMS Financial Corp.	1,972
100	GS Financial Corp.	1,899
500	HF Financial Corp.	10,375
100	HMN Financial, Inc.	3,100
8,855	Independence Community Bank Corp.	345,345
700	Intervest Bancshares Corp. *	12,600
600	ITLA Capital Corp. *	29,976
300	Long Island Financial Corp.	11,088
300	LSB Bancshares, Inc.	5,130
25	Macatawa Bank Corp.	839
500	Matrix Bancorp, Inc. *	6,250
100	Medallion Financial Corp.	914
200	MutualFirst Financial, Inc.	4,580
600	National Mercantile Bancorp *	8,009
1,200	NBC Capital Corp.	29,016
200	New Hampshire Thrift Bancshares, Inc.	3,265
100	Parkvale Financial Corp.	2,780
1,200	PennFed Financial Services, Inc.	17,808
100	Peoples Bancorp, Inc.	2,005
630	Peoples Bancorp of North Carolina	11,214
600	Peoples BancTrust Co., Inc.	10,200
101	Peoples Financial Corp.	1,841
300	Pocahontas Bancorp, Inc.	4,785

Statement of Portfolio Investments continued
Laudus Rosenberg VIT Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Banks & Credit Institutions continued
5,700	Provident Bankshares Corp.	$187,872
500	Provident Financial Holdings, Inc.	14,870
5,200	R & G Financial Corp., Class B	162,084
1,155	Republic Bancorp, Inc., Class A	25,658
330	Republic First Bancorp, Inc. *	4,745
7	River Valley Bancorp	150
300	Riverview Bancorp, Inc.	6,375
400	SCBT Financial Corp.	12,012
273	Sierra Bancorp	6,045
6,774	Silicon Valley Bancshares *	298,462
3,100	Simmons First National Corp., Class A	76,942
2,300	Sovereign Bancorp, Inc.	50,968
200	State Bancorp, Inc.	5,202
6,098	Sterling Bancshares, Inc.	86,592
15,100	TCF Financial Corp.	409,964
200	Team Financial, Inc.	2,875
400	Timberland Bancorp, Inc.	8,860
200	Tower Financial Corp. *	2,875
1,900	Union Bankshares Corp.	60,838
1,700	United Community Financial Corp.	18,853
100	United Financial Corp.	2,430
525	Unity Bancorp, Inc.	6,300
13,829	W Holding Co., Inc.	139,258
100	Wainwright Bank & Trust Co.	1,205
4,300	Westcorp	181,675
1,300	WSFS Financial Corp.	68,328

		3,770,719

	Basic Minerals & Metals — 2.6%
2,000	Brush Engineered Materials, Inc. *	38,060
4,800	Cleveland-Cliffs, Inc.	349,776
8,400	Commercial Metals Co.	284,676
1,100	Harsco Corp.	65,571
200	Insteel Industries, Inc. *	3,004
400	L.B. Foster Co., Class A *	3,614
700	Northwest Pipe Co. *	17,283
3,400	NS Group, Inc. *	106,794
6,600	Nucor Corp.	379,896
1,200	Olympic Steel, Inc. *	21,456
7,400	Oregon Steel Mills, Inc. *	170,200
500	Phelps Dodge Corp.	50,865
4,800	Reliance Steel & Aluminum Co.	192,048
1,200	Roanoke Electric Steel Corp.	24,816
2,600	Southern Peru Copper Corp.	144,196
5,600	Steel Dynamics, Inc.	192,920
1,225	Steel Technologies, Inc.	29,388

		2,074,563

	Beer, Liquor & Tobacco — 0.2%
2,400	Brown-Forman Corp., Class B	131,400

	Biotechnology — 0.5%
6,070	Harvard Bioscience, Inc. *	23,612
6,000	Invitrogen Corp. *	415,200

		438,812

	Cellular & Wireless — 0.7%
7,122	Nextel Partners, Inc., Class A *	156,399
4,100	Telephone & Data Systems, Inc.	334,560
3,000	USA Mobility, Inc. *	97,200

		588,159

	Chemicals & Rubber — 1.8%
3,500	A. Schulman, Inc.	60,970
300	American Pacific Corp. *	2,175
4,500	Arch Chemicals, Inc.	128,115
500	Bandag, Inc.	23,490
6,100	Cabot Corp.	203,923
2,000	Cytec Industries, Inc.	108,500
900	Eastman Chemical Co.	53,100
1,800	FMC Corp. *	96,210
2,900	Georgia Gulf Corp.	133,342
3,700	Great Lakes Chemical Corp.	118,844
10,300	Hercules, Inc. *	149,144
6,000	Hexcel Corp. *	93,060
1,500	LESCO, Inc. *	21,750
2,000	RPM International, Inc.	36,560
3,100	Sherwin-Williams Co.	136,369
200	Stepan Co.	4,702
5,900	Terra Industries, Inc. *	45,784

		1,416,038

	Commercial Aircraft & Components — 0.0%
300	Sequa Corp., Class A *	15,555

	Communications Utilities — 0.6%
5,800	AsiaInfo Holdings, Inc. *	29,116
100	Atlantic Tele-Network, Inc.	3,202
3,400	Audible, Inc. *	45,968
3,000	CT Communications, Inc.	31,590
2,300	D&E Communications, Inc.	20,999
22,125	EarthLink, Inc. *	199,125
800	Golden Telecom, Inc.	20,480
200	Hector Communications Corp.	4,300
100	Lynch Interactive Corp. *	2,400
100	Playboy Enterprises, Inc., Class A *	1,198
12,400	Premiere Global Services, Inc. *	140,368

		498,746

	Construction & Homebuilding — 3.5%
5,400	Beazer Homes USA, Inc.	269,244
100	Brookfield Homes Corp.	4,221
10,000	D.R. Horton, Inc.	292,400
5,200	Granite Construction, Inc.	136,604
6,900	Hovnanian Enterprises, Inc., Class A *	351,900
3,400	Insituform Technologies, Inc., Class A *	49,334
1,200	KB HOME	140,952
4,000	M.D.C. Holdings, Inc.	278,600
900	M/I Homes, Inc.	44,037
1,800	Meritage Corp. *	106,056
1,600	Pulte Homes, Inc.	117,808
6,000	Ryland Group, Inc.	372,120
800	Sterling Construction Co., Inc. *	5,600

Statement of Portfolio Investments continued
Laudus Rosenberg VIT Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Construction & Homebuilding continued
2,000	Technical Olympic USA, Inc.	$60,400
5,700	Toll Brothers, Inc. *	449,445
2,900	Willbros Group, Inc. *	58,580
800	William Lyon Homes, Inc. *	61,360

		2,798,661

	Construction Materials — 0.2%
200	Ameron International Corp.	7,200
100	Compass Minerals International, Inc.	2,545
200	Devcon International Corp. *	2,710
4	Eagle Materials, Inc.	324
14	Eagle Materials, Inc., Class B	1,103
1,500	MDU Resources Group, Inc.	41,430
500	Oil-Dri Corp. of America	9,250
100	Rock of Ages Corp.	660
4,400	U.S. Concrete, Inc. *	27,588
400	United States Lime & Minerals, Inc. *	6,300
600	Vulcan Materials Co.	34,098

		133,208

	Consumer Durables — 1.0%
200	Boston Acoustics, Inc.	2,877
9,600	Brunswick Corp.	449,760
2,800	Coachmen Industries, Inc.	38,080
2,300	Polaris Industries, Inc.	161,529
2,300	Spartan Motors, Inc.	23,115
500	Thor Industries, Inc.	14,955
2,814	Universal Electronics, Inc. *	47,500
1,000	Winnebago Industries, Inc.	31,600

		769,416

	Drugs & Pharmaceuticals — 1.4%
5,400	Alpharma, Inc., Class A	66,528
1,500	BioSource International, Inc. *	10,920
2,900	Bone Care International, Inc. *	75,226
6,644	Dade Behring Holdings, Inc. *	391,530
1,200	E-Z-EM, Inc.	14,304
5,500	First Horizon Pharmaceutical Corp. *	92,840
8,900	Immucor, Inc. *	268,691
2,400	Lifecore Biomedical, Inc. *	42,648
500	Matrixx Initiatives, Inc. *	5,645
2,000	Nature’s Sunshine Products, Inc.	34,340
1,500	United Therapeutics Corp. *	68,543
300	United-Guardian, Inc.	2,247
3,700	Weider Nutrition International, Inc. *	22,533

		1,095,995

	Electric Utilities — 1.6%
5,300	Alliant Energy Corp.	141,934
2,200	Central Vermont Public Service Corp.	49,456
900	CH Energy Group, Inc.	41,130
300	CMS Energy Corp. *	3,912
3,800	Constellation Energy Group, Inc.	196,460
700	Florida Public Utilities Co.	13,160
500	Green Mountain Power Corp.	14,650
300	Hawaiian Electric Industries, Inc.	7,656
650	PNM Resources, Inc.	17,342
200	UIL Holdings Corp.	10,130
12,000	Westar Energy, Inc.	259,680
30,600	Xcel Energy, Inc.	525,708

		1,281,218

	Financial Investments — 1.2%
8,500	Aaron Rents, Inc., Class A	150,960
10,900	American Capital Strategies Ltd.	342,368
700	Cherokee, Inc.	23,436
2,300	Choice Hotels International, Inc.	142,485
1,100	Electro Rent Corp. *	14,762
1,400	ePlus, Inc. *	16,338
8,100	MCG Capital Corp.	124,619
200	Shenandoah Telecommunications Co.	6,200
100	ShoLodge, Inc. *	388
3,900	Universal Compression Holdings, Inc. *	147,693
400	Willis Lease Finance Corp. *	3,300

		972,549

	Forest Products & Paper — 0.6%
500	Chesapeake Corp.	10,510
1,200	CSS Industries, Inc.	43,860
200	DSG International Ltd. *	913
1,600	Greif, Inc., Class A	111,488
6,300	Louisiana-Pacific Corp.	158,382
600	Lydall, Inc. *	6,660
912	Packaging Dynamics Corp.	12,759
2,500	Rock-Tenn Co., Class A	33,250
1,600	Schweitzer-Mauduit International, Inc.	53,680
1,700	Universal Forest Products, Inc.	66,045

		497,547

	Furniture & Household Items — 2.2%
600	A.T. Cross Co., Class A *	3,540
7,500	Acuity Brands, Inc.	202,500
500	Aldila, Inc.	8,451
100	American Biltrite, Inc. *	1,125
300	American Locker Group, Inc. *	1,620
300	Atlantis Plastics, Inc., Class A *	7,125
1,100	AZZ, Inc. *	19,965
1,200	Bassett Furniture Industries, Inc.	23,640
2,166	Central Garden & Pet Co. *	95,001
400	Channell Commercial Corp. *	3,012
700	Chase Corp.	11,004
900	Chromcraft Revington, Inc. *	12,348
1,500	Communications Systems, Inc.	17,100
1,600	Congoleum Corp., Class A *	8,480
2,186	GameTech International, Inc.	6,492
3,000	Griffon Corp. *	64,230
7,100	Hasbro, Inc.	145,195
1,300	Hooker Furniture Corp.	24,557
9,700	Jacuzzi Brands, Inc. *	94,672
4,600	JAKKS Pacific, Inc. *	98,762
300	Juno Lighting, Inc.	11,340

Statement of Portfolio Investments continued
Laudus Rosenberg VIT Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Furniture & Household Items continued
6,800	K2, Inc. *	$93,500
1,200	Kimball International, Inc., Class B	17,400
600	Lamson & Sessions Co. *	5,970
3,333	LSI Industries, Inc.	37,430
600	Movado Group, Inc.	11,100
1,540	Myers Industries, Inc.	21,729
200	Patrick Industries, Inc. *	2,062
2,500	RC2 Corp. *	85,000
1,100	Stanley Furniture Co., Inc.	52,008
9,800	Steelcase, Inc., Class A	135,240
600	Summa Industries	5,340
1,800	Thomas & Betts Corp. *	58,140
2,900	Tredegar Corp.	48,894
700	Vermont Teddy Bear Co., Inc. *	3,745
10,400	Yankee Candle Co., Inc. *	329,679

		1,767,396

	Gas & Other Public Utilities — 0.7%
1,300	American States Water Co.	32,890
600	Artesian Resources Corp., Class A	15,636
3,200	California Water Service Group	106,784
4,200	Casella Waste Systems, Inc., Class A *	55,566
600	Chesapeake Utilities Corp.	15,960
11,800	NiSource, Inc.	268,922
200	RGC Resources, Inc.	5,220
1,200	SJW Corp.	42,156
700	South Jersey Industries, Inc.	39,480
1,100	Southwest Water Co.	11,473
500	Waste Industries USA, Inc.	6,950

		601,037

	Government Aircraft & Defense — 0.3%
800	Aerosonic Corp. *	3,520
300	Allied Defense Group, Inc. *	7,347
100	Benthos, Inc. *	1,715
1,100	EDO Corp.	33,055
1,000	LaBarge, Inc. *	13,090
250	Orbit International Corp. *	2,290
1,700	Textron, Inc.	126,854
2,200	United Industrial Corp.	65,164

		253,035

	Health Care & Hospital — 2.3%
1,600	Allied Healthcare International, Inc. *	10,000
300	American Shared Hospital Services	1,635
800	BioScrip, Inc. *	4,824
13,340	Health Net, Inc. *	436,351
15,000	Humana, Inc. *	479,100
3,400	Kindred Healthcare, Inc. *	119,340
1,100	Manor Care, Inc.	39,996
1,400	MedCath Corp. *	41,020
1,700	MEDTOX Scientific, Inc. *	13,600
1,700	Option Care, Inc.	35,003
1,400	Pediatric Services of America, Inc. *	17,276
3,200	RehabCare Group, Inc. *	91,872
3,600	Res-Care, Inc. *	45,036
9,800	Triad Hospitals, Inc. *	490,980

		1,826,033

	Information & Services — 5.7%
4,600	ABM Industries, Inc.	88,458
200	Almost Family, Inc. *	2,658
1,100	Ambassadors Groups, Inc.	36,762
900	American Dental Partners, Inc. *	20,008
4,200	American Retirement Corp. *	61,068
2,000	Angelica Corp.	56,000
2,900	Bluegreen Corp. *	37,265
2,400	Butler International, Inc. *	11,712
4,700	Capital Senior Living Corp. *	26,367
3,900	Carriage Services, Inc. *	21,723
330	Cass Information Systems, Inc.	12,705
5,800	Century Business Services, Inc. *	23,780
200	Charles River Associates, Inc. *	9,870
7,100	CheckFree Corp. *	289,396
2,600	Cornell Cos., Inc. *	32,760
3,800	Corrections Corp. of America *	146,680
6,400	Covance, Inc. *	304,704
3,600	Discovery Partners International *	11,520
2,100	Dun & Bradstreet Corp. *	129,045
200	Ecology & Environment, Inc.	1,416
14,600	Equifax, Inc.	448,074
1,200	Exponent, Inc. *	28,668
2,672	Forrester Research, Inc. *	37,622
500	Harte-Hanks, Inc.	13,780
482	Healthcare Services Group, Inc.	11,689
3,200	Heidrick & Struggles International, Inc. *	117,664
200	Horizon Health Corp. *	8,500
2,000	Hudson Highland Group, Inc. *	34,180
700	ICT Group, Inc. *	7,889
700	Jones Lang LaSalle, Inc. *	32,655
400	Keith Cos., Inc. *	6,920
2,300	Kelly Services, Inc., Class A	66,217
1,600	Kendle International, Inc. *	18,400
5,400	Kforce, Inc. *	59,346
5,600	Korn/ Ferry International *	106,568
7,200	Labor Ready, Inc. *	134,280
6,100	Laureate Education, Inc. *	261,019
320	Layne Christensen Co. *	5,526
200	Mac-Gray Corp. *	1,690
3,700	MAXIMUS, Inc.	123,913
2,300	Metal Management, Inc.	59,064
1,100	Michael Baker Corp. *	24,255
2,100	Monro Muffler Brake, Inc. *	54,201
12,800	MPS Group, Inc. *	134,528
1,800	National Technical Systems, Inc. *	7,740
2,500	Navigant International, Inc. *	34,150
4,400	NCO Group, Inc. *	86,020
800	Nobel Learning Communities, Inc. *	6,680
300	Opinion Research Corp. *	2,103
1,800	PAREXEL International Corp. *	42,300
700	Per-Se Technologies, Inc. *	10,745

Statement of Portfolio Investments continued
Laudus Rosenberg VIT Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Information & Services continued
7,600	Pharmaceutical Product Development, Inc. *	$368,220
1,600	RCM Technologies, Inc. *	8,064
200	Refac *	822
4,700	Register.com, Inc. *	27,589
1,186	Resources Connection, Inc. *	24,823
4,000	Schnitzer Steel Industries, Inc., Class A	134,920
800	Steiner Leisure Ltd. *	26,152
7,700	TeleTech Holdings, Inc. *	99,484
8,100	The Brink’s Co.	280,260
6,400	URS Corp. *	184,000
900	Vertrue, Inc. *	31,896
1,500	Volt Information Sciences, Inc. *	36,225
2,800	West Corp. *	89,600
500	Westaff, Inc. *	1,605

		4,623,943

	Instruments — 3.9%
1,600	Allied Healthcare Products, Inc. *	10,336
1,800	American Medical Systems Holdings, Inc. *	30,924
4,800	Armor Holdings, Inc. *	178,032
800	Arrow International, Inc.	27,480
4,100	ArthroCare Corp. *	116,850
200	Atrion Corp.	9,727
600	Badger Meter, Inc.	15,900
6,300	Bausch & Lomb, Inc.	461,790
600	Beckman Coulter, Inc.	39,870
1,050	Bio-Logic Systems Corp. *	7,119
2,800	Bio-Rad Laboratories, Inc., Class A *	136,388
500	Bruker BioSciences Corp. *	1,760
4,900	Checkpoint Systems, Inc. *	82,712
1,800	CONMED Corp. *	54,216
387	Cooper Cos., Inc.	28,212
1,800	Datascope Corp.	55,044
3,800	DJ Orthopedics, Inc. *	95,190
9,700	Edwards Lifesciences Corp. *	419,234
1,800	Embrex, Inc. *	21,096
500	Enpath Medical, Inc. *	4,060
1,200	Esterline Technologies Corp. *	41,460
1,400	Frequency Electronics, Inc.	14,924
1,000	Haemonetics Corp. *	42,160
2,500	Integra LifeSciences Holdings *	88,050
3,500	Invacare Corp.	156,205
300	K-Tron International, Inc. *	9,132
300	Kewaunee Scientific Corp.	2,232
1,800	LeCroy Corp. *	30,834
400	Mesa Laboratories, Inc.	5,522
1,200	Misonix, Inc. *	7,200
2,700	Molecular Devices Corp. *	51,300
2,072	MTS Systems Corp.	60,150
1,500	New Brunswick Scientific Co., Inc. *	8,220
500	O.I. Corp. *	5,375
2,600	Oakley, Inc.	33,332
201	OYO Geospace Corp. *	3,980
1,200	Perceptron, Inc. *	9,480
21,100	PerkinElmer, Inc.	435,293
4,800	Respironics, Inc. *	279,696
400	Schmitt Industries, Inc. *	2,860
600	Span-America Medical Systems, Inc.	6,156
800	Thermo Electron Corp. *	20,232
200	Vicon Industries, Inc. *	650

		3,110,383

	Insurance — 4.5%
1,800	American National Insurance Co.	190,620
1,800	American Physicians Capital, Inc. *	61,686
700	American Safety Insurance Holdings Ltd. *	10,430
1,800	AmerUs Group Co.	85,050
4,100	Aon Corp.	93,644
4,200	Ceres Group, Inc. *	22,806
2,415	Cincinnati Financial Corp.	105,318
11,300	CNA Financial Corp. *	317,078
700	Commerce Group, Inc.	43,386
2,400	Crawford & Co., Class B	17,160
1,800	Delphi Financial Group, Inc., Class A	77,400
3,100	Everest Re Group Ltd.	263,841
2,600	FBL Financial Group, Inc., Class A	72,800
300	Great American Financial Resources, Inc.	5,082
11,300	HCC Insurance Holdings, Inc.	408,608
1,300	Max Re Capital Ltd.	30,589
3,100	Meadowbrook Insurance Group, Inc. *	16,275
1,000	Midland Co.	31,510
700	National Financial Partners Corp.	27,860
300	NYMAGIC, Inc.	7,110
5,200	Ohio Casualty Corp. *	119,496
8,500	PacifiCare Health Systems, Inc. *	483,820
8,100	Radian Group, Inc.	386,694
200	Reinsurance Group of America, Inc.	8,516
300	RTW, Inc. *	3,150
2,200	Selective Insurance Group, Inc.	101,706
2,500	StanCorp Financial Group, Inc.	211,950
1,600	State Auto Financial Corp.	42,592
12,000	The Phoenix Cos., Inc.	153,360
900	United American Healthcare Corp. *	5,193
800	United Fire & Casualty Co.	27,064
8,300	UnumProvident Corp.	141,266
500	W. R. Berkley Corp.	24,800
300	Zenith National Insurance Corp.	15,558

		3,613,418

	IT Hardware — 4.1%
1,200	American Technical Ceramics Corp. *	9,576
11,300	Amphenol Corp., Class A	418,552
3,500	Avocent Corp. *	89,810
200	Bel Fuse, Inc., Class A	4,850

Statement of Portfolio Investments continued
Laudus Rosenberg VIT Value Long/ Short Equity Fund

Shares		Value

	Common Stock, IT Hardware continued
800	Blonder Tongue Laboratories, Inc. *	$2,896
800	Cobra Electronics Corp. *	6,040
4,500	Cohu, Inc.	71,775
300	Comtech Telecommunications Corp. *	15,630
26,600	Crown Castle International Corp. *	427,196
3,200	CTS Corp.	41,600
4,200	Digi International, Inc. *	57,624
1,400	Diodes, Inc. *	37,982
1,400	EMS Technologies, Inc. *	19,040
4,200	Energy Conversion Devices, Inc. *	95,466
2,650	Globecomm Systems, Inc. *	15,768
13,200	Harris Corp.	430,980
1,300	inTEST Corp. *	5,408
10,700	Lam Research Corp. *	308,802
15,600	Marvell Technology Group Ltd. *	598,105
200	Merrimac Industries, Inc. *	1,790
300	Microsemi Corp. *	4,887
3,600	Park Electrochemical Corp.	72,936
1,300	Peak International Ltd. *	4,940
5,800	Photronics, Inc. *	104,980
1,700	RF Monolithics, Inc. *	7,752
3,500	Semitool, Inc. *	35,700
400	Simclar, Inc. *	1,760
3,500	SpectraLink Corp.	49,420
2,200	Spectrum Control, Inc. *	16,434
700	Stoneridge, Inc. *	8,547
700	Supertex, Inc. *	12,817
8,971	Symmetricom, Inc. *	99,488
400	Teledyne Technologies, Inc. *	12,520
4,100	Trident Microsystems, Inc. *	72,488
4,393	ViaSat, Inc. *	82,105
4,200	Virage Logic Corp. *	46,032
1,100	Woodhead Industries, Inc.	14,960

		3,306,656

	Land & Water Transportation — 2.3%
1,100	Celadon Group, Inc. *	20,405
9,200	CNF, Inc.	430,468
1,697	Covenant Transport, Inc., Class A *	29,867
1,900	EGL, Inc. *	43,320
3,600	General Maritime Corp. *	174,384
100	Hub Group, Inc., Class A *	6,267
5,400	Overseas Shipholding Group, Inc.	339,714
200	Providence & Worcester Railroad Co.	2,660
7,600	RailAmerica, Inc. *	94,848
1,600	Ryder Systems, Inc.	66,720
3,200	SCS Transportation, Inc. *	59,488
5,900	Teekay Shipping Corp.	265,205
400	Transport Corp. of America, Inc. *	3,528
1,200	U.S. Xpress Enterprises, Inc., Class A *	19,620
500	USA Truck, Inc. *	11,475
10,700	Werner Enterprises, Inc.	207,901
800	Yellow Roadway Corp. *	46,832

		1,822,702

	Metal Products & Machinery — 3.4%
200	Acme United Corp.	2,800
400	Allied Motion Technologies, Inc. *	2,972
500	Baldor Electric Co.	12,905
1,200	Bonso Electronics International, Inc.	5,304
1,200	Cascade Corp.	42,000
1,200	Circor International, Inc.	29,580
5,300	Cummins, Inc.	372,855
400	Eastern Co.	8,840
2,800	Energizer Holdings, Inc. *	167,440
600	EnerSys *	7,860
300	EnPro Industries, Inc. *	8,250
1,300	Evans & Sutherland Computer Corp. *	7,150
125	Federal Screw Works	2,766
400	Flanders Corp. *	4,512
2,000	Gardner Denver, Inc. *	79,020
1,100	Gehl Co. *	29,381
2,700	Gerber Scientific, Inc. *	19,656
400	Hawk Corp., Class A *	4,080
600	International Aluminum Corp.	19,926
6,100	Kennametal, Inc.	289,689
300	Key Technology, Inc. *	2,952
7,900	Lennox International, Inc.	173,168
5,700	Lincoln Electric Holdings, Inc.	171,456
3,500	MagneTek, Inc. *	18,655
1,900	Material Sciences Corp. *	25,555
1,400	NCI Building Systems, Inc. *	54,040
100	P & F Industries, Inc. *	1,506
302	Powell Industries, Inc. *	5,593
200	Q.E.P. Co., Inc. *	2,850
4,600	Regal-Beloit Corp.	132,434
1,900	Robbins & Myers, Inc.	41,819
3,000	Rofin-Sinar Technologies, Inc. *	96,420
1,700	Sauer-Danfoss, Inc.	38,471
300	SL Industries, Inc. *	4,191
2,100	Standard Motor Products, Inc.	24,570
800	Standex International Corp.	21,840
1,400	Tennant Co.	54,166
3,400	Terex Corp. *	147,220
12,000	Timken Co.	328,080
600	Toro Co.	53,100
600	Twin Disc, Inc.	14,853
200	Water Pik Technologies, Inc. *	3,940
1,000	Woodward Governor Co.	71,700
4,200	York International Corp.	164,556

		2,770,121

	Miscellaneous Finance — 1.3%
8,700	A.G. Edwards, Inc.	389,760
4,800	Affiliated Managers Group, Inc. *	297,744
1,100	Cohen & Steers, Inc.	18,150
2,100	Knight Trading Group, Inc., Class A *	20,244

Statement of Portfolio Investments continued
Laudus Rosenberg VIT Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Miscellaneous Finance continued
8,700	Raymond James Financial, Inc.	$263,610
1,200	Sanders Morris Harris Group, Inc.	21,696
800	Stifel Financial Corp. *	17,440
3,000	SWS Group, Inc.	48,090

		1,076,734

	Oil & Coal Resources — 1.0%
900	Carrizo Oil & Gas, Inc. *	15,291
6,700	Chesapeake Energy Corp.	146,998
2,400	Comstock Resources, Inc. *	68,976
2,300	Edge Petroleum Corp. *	38,088
900	Energy Partners Ltd. *	23,373
400	Houston Exploration Co. *	22,780
1,300	Magnum Hunter Resources, Inc. *	20,943
8,600	Meridian Resource Corp. *	44,376
3,000	Peabody Energy Corp.	139,080
300	Resource America, Inc., Class A	10,514
300	Swift Energy Co. *	8,532
2,600	Ultra Petroleum Corp. *	132,080
4,166	XTO Energy, Inc.	136,811

		807,842

	Oil Distribution — 0.8%
1,800	Ashland, Inc.	121,446
1,600	Frontier Oil Corp.	58,016
7,700	Questar Corp.	456,225
400	Sunoco, Inc.	41,408

		677,095

	Oil Drilling & Services — 1.6%
400	Atwood Oceanics, Inc. *	26,616
300	Bolt Technology Corp. *	1,917
700	Dawson Geophysical Co. *	16,940
16,400	Grant Prideco, Inc. *	396,224
300	Gulf Island Fabrication, Inc.	7,038
700	Lufkin Industries, Inc.	33,803
1,100	NATCO Group, Inc., Class A *	11,957
12,700	Newpark Resources, Inc. *	74,803
1,500	Oceaneering International, Inc. *	56,250
2,700	Oil States International, Inc. *	55,485
9,800	Tidewater, Inc.	380,828
2,300	Todco, Class A *	59,432
4,400	Veritas DGC, Inc. *	131,824
1,900	W-H Energy Services, Inc. *	45,467

		1,298,584

	Photooptical, Micros & Office Machinery — 1.3%
8,100	Diebold, Inc.	444,285
1,200	Global Payment Technologies, Inc. *	7,536
595	Interphase Corp. *	3,790
2,900	M-Systems Flash Disk Pioneers Ltd. *	63,916
1,700	PAR Technology Corp. *	26,469
900	Printronix, Inc.	14,490
1,000	SafeNet, Inc. *	29,310
2,600	SBS Technologies, Inc. *	28,990
13,200	Storage Technology Corp. *	406,560
105	Wells-Gardner Electronics Corp. *	503
400	X-Rite, Inc.	6,016

		1,031,865

	Publishing, Broadcasting & Cinema — 1.8%
10,400	American Greetings Corp., Class A	264,992
1,600	Banta Corp.	68,480
400	Bowne & Co., Inc.	6,016
4,400	Central European Media Enterprises Ltd., Class A *	217,624
2,100	Consolidated Graphics, Inc. *	110,460
3,400	Image Entertainment, Inc. *	18,598
1,800	John H. Harland Co.	61,848
400	Outlook Group Corp.	2,932
3,700	Paxar Corp. *	78,958
20,600	Reader’s Digest Association, Inc.	356,586
6,900	Regent Communications, Inc. *	36,915
1,400	Schawk, Inc.	25,550
3,600	Scholastic Corp. *	132,804
1,500	Thomas Nelson, Inc.	35,475
2,400	World Wrestling Entertainment, Inc.	28,800

		1,446,038

	Real Estate Development — 0.3%
600	Avatar Holdings, Inc. *	28,110
4,200	Florida East Coast Industries, Inc.	178,416
400	ILX Resorts, Inc.	4,092
200	J.W. Mays, Inc. *	3,376
300	Levitt Corp., Class A	7,692
5,500	Stewart Enterprises, Inc., Class A *	33,825

		255,511

	Real Estate Investment Trusts — 4.8%
700	Agree Realty Corp.	18,886
2,400	Bedford Property Investors, Inc.	52,392
2,300	Boykin Lodging Co. *	21,919
8,300	Brandywine Realty Trust	235,720
3,500	Capital Automotive REIT	115,920
4,200	CBL & Associates Properties, Inc.	300,342
4,000	Commercial NET Lease Realty	73,800
1,500	Correctional Properties Trust	37,875
200	Cousins Properties, Inc.	5,174
600	Entertainment Properties Trust	24,858
17,600	Friedman, Billings, Ramsey Group, Inc., Class A	279,312
8,800	Hospitality Properties Trust	355,344
31,200	HRPT Properties Trust	371,592
4,333	Investors Real Estate Trust	40,427
9,200	iStar Financial, Inc.	378,856
1,200	LTC Properties, Inc.	20,820
3,600	Mission West Properties, Inc.	38,160
100	National Health Investors, Inc.	2,598
1,800	National Health Realty, Inc.	33,480
900	New Plan Excel Realty Trust	22,599

Statement of Portfolio Investments continued
Laudus Rosenberg VIT Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Real Estate Investment Trusts continued
1,800	One Liberty Properties, Inc.	$33,588
1,100	Origen Financial, Inc.	7,601
2,900	Parkway Properties, Inc.	135,430
5,100	Pennsylvania Real Estate Investment Trust	205,632
300	Presidential Realty Corp., Class B	2,700
300	PS Business Parks, Inc.	12,090
10,400	Senior Housing Properties Trust	173,472
1,000	Sizeler Property Investors, Inc.	11,860
7,200	SL Green Realty Corp.	404,784
17,900	Trizec Properties, Inc.	340,100
400	Urstadt Biddle Properties	6,240
400	Urstadt Biddle Properties, Class A	6,100
2,500	Windrose Medical Properties Trust	34,275
3,400	Winston Hotels, Inc.	39,780

		3,843,726

	Restaurants, Hotels & Theaters — 2.5%
300	Ark Restaurants Corp.	9,863
8,400	CBRL Group, Inc.	346,919
10,900	CKE Restaurants, Inc. *	172,765
6,100	Darden Restaurants, Inc.	187,148
1,400	Dave & Buster’s, Inc. *	26,180
3,000	Dover Motorsports, Inc.	15,150
1,000	Famous Dave’s of America, Inc. *	14,080
200	Frisch’s Restaurants, Inc.	5,198
5,000	Interstate Hotels & Resorts, Inc. *	24,100
2,500	Isle of Capri Casinos, Inc. *	66,350
300	J. Alexander’s Corp. *	2,175
4,300	Jack in the Box, Inc. *	159,530
3,900	Landry’s Restaurants, Inc.	112,788
2,300	Lone Star Steakhouse & Saloon, Inc.	66,482
1,600	Luby’s, Inc. *	12,400
2,900	Marcus Corp.	59,450
4,500	Movie Gallery, Inc.	129,060
1,000	Nathan’s Famous, Inc. *	8,450
2,700	O’Charley’s, Inc. *	58,698
5,900	Orient-Express Hotels Ltd., Class A	153,990
3,000	Penn National Gaming, Inc. *	88,140
3,000	RARE Hospitality International, Inc. *	92,640
700	Rubio’s Restaurants, Inc. *	7,000
5,000	Ryan’s Restaurant Group, Inc. *	72,650
1,200	Sands Regent *	12,120
3,000	The Steak n Shake Co. *	58,050
1,900	Total Entertainment Restaurant Corp. *	21,641
400	Worldwide Restaurant Concepts, Inc. *	2,040

		1,985,057

	Retail — 6.6%
300	1-800 CONTACTS, Inc. *	6,261
10,600	Aeropostale, Inc. *	347,150
13,400	American Eagle Outfitters, Inc.	395,969
100	Asbury Automotive Group, Inc. *	1,540
1,600	AutoNation, Inc. *	30,304
1,600	Blair Corp.	52,752
3,400	Books-A-Million, Inc.	30,940
12,700	Borders Group, Inc.	338,074
1,900	Brown Shoe Co., Inc.	65,113
300	Building Materials Holding Corp.	13,344
2,600	Cato Corp., Class A	83,850
16,900	Charming Shoppes, Inc. *	137,397
12,100	Chico’s FAS, Inc. *	341,946
852	Conn’s, Inc. *	16,018
600	Cost-U-Less, Inc. *	6,696
100	Deb Shops, Inc.	2,822
3,100	Dress Barn, Inc. *	56,482
2,500	EZCORP, Inc., Class A *	33,200
1,300	Finlay Enterprises, Inc. *	17,173
2,500	GameStop Corp., Class A *	55,400
800	Goody’s Family Clothing, Inc.	7,224
2,300	Gottschalks, Inc. *	23,805
500	GSI Commerce, Inc. *	6,765
6,300	Guess?, Inc. *	86,310
2,100	Hastings Entertainment, Inc. *	14,007
3,500	Haverty Furniture Cos., Inc.	53,375
2,200	Insight Enterprises, Inc. *	38,632
2,700	Jo-Ann Stores, Inc. *	75,843
875	Jos. A. Bank Clothiers, Inc. *	25,638
2,000	Lithia Motors, Inc., Class A	51,220
5,200	Longs Drug Stores Corp.	177,944
6,200	Neiman Marcus Group, Inc., Class A	567,361
400	O’Reilly Automotive, Inc. *	19,812
14,200	Office Depot, Inc. *	314,956
1,600	PC Mall, Inc. *	19,872
3,200	Retail Ventures, Inc. *	29,152
900	REX Stores Corp. *	12,690
4,000	Ruddick Corp.	92,600
1,600	Rush Enterprises, Inc., Class B *	26,976
100	S&K Famous Brands, Inc. *	1,628
1,400	Shoe Carnival, Inc. *	24,500
2,100	ShopKo Stores, Inc. *	46,662
600	Sport Chalet, Inc. *	8,131
2,700	Stage Store, Inc. *	103,653
3,000	Stamps.com, Inc. *	49,800
3,100	Stein Mart, Inc. *	69,750
9,300	SUPERVALU, Inc.	310,155
1,900	Systemax, Inc. *	10,336
1,300	The Bon-Ton Stores, Inc.	23,517
1,100	The Buckle, Inc.	38,401
5,100	The Men’s Wearhouse, Inc. *	215,271
12,900	Toys “R” Us, Inc. *	332,304
1,400	Trans World Entertainment Corp. *	20,622
6,500	UGI Corp.	295,230
2,200	Urban Outfitters, Inc. *	105,534
1,200	Weis Markets, Inc.	44,244

		5,376,351

	Soaps & Cosmetics — 0.5%
300	CPAC, Inc.	1,605
500	Elizabeth Arden, Inc. *	11,870

Statement of Portfolio Investments continued
Laudus Rosenberg VIT Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Soaps & Cosmetics continued
8,800	Estee Lauder Cos., Inc., Class A	$395,824
1,400	Parlux Fragrances, Inc. *	30,310

		439,609

	Software — 5.3%
16,800	Activision, Inc. *	248,640
4,100	American Software, Inc., Class A	26,609
400	Ansoft Corp. *	10,792
2,300	Applix, Inc. *	13,858
14,400	Autodesk, Inc.	428,543
12,600	Borland Software Corp. *	102,312
100	Captaris, Inc. *	405
4,900	Cerner Corp. *	257,299
6,600	CIBER, Inc. *	47,982
7,659	Cognizant Technology Solutions Corp., Class A *	353,846
300	Computer Sciences Corp. *	13,755
1,800	Computer Task Group, Inc. *	7,164
500	Covansys Corp. *	7,458
800	CSP, Inc. *	6,816
3,640	Dendrite International, Inc. *	51,106
2,200	Edgewater Technology, Inc. *	9,196
4,600	First American Corp.	151,524
5,100	First Consulting Group, Inc. *	26,520
1,800	HMS Holdings Corp. *	13,320
5,500	Hyperion Solutions Corp. *	242,605
3,000	Infocrossing, Inc. *	47,520
2,800	infoUSA, Inc.	29,428
6,700	Internet Security Systems, Inc. *	122,610
400	JDA Software Group, Inc. *	5,616
2,900	Keynote Systems, Inc. *	34,423
1,800	Macromedia, Inc. *	60,300
500	Manatron, Inc. *	4,555
900	Marchex, Inc., Class B *	16,776
2,000	Moldflow Corp. *	31,980
500	MRO Software, Inc. *	7,015
1,700	NetManage, Inc. *	11,237
5,100	NetScout Systems, Inc. *	22,695
200	NWH, Inc.	2,960
400	Omtool Ltd. *	2,840
3,600	Pegasus Solutions, Inc. *	42,552
1,700	Pegasystems, Inc. *	9,146
13,400	Perot Systems Corp., Class A *	180,096
4,096	Phoenix Technologies Ltd. *	38,994
6,200	Redback Networks, Inc. *	37,076
1,900	S1 Corp. *	13,186
4,300	Sabre Holdings Corp., Class A	94,084
3,700	Source Interlink Cos., Inc. *	41,625
2,969	SPSS, Inc. *	51,631
1,700	Stellent, Inc. *	14,297
5,200	Sykes Enterprises, Inc. *	35,724
8,900	Take-Two Interactive Software, Inc. *	347,990
1,700	TechTeam Global, Inc. *	18,751
2,400	THQ, Inc. *	67,536
3,000	Tier Technologies, Inc., Class B *	22,110
1,900	Tripos, Inc. *	7,885
400	TriZetto Group, Inc. *	3,724
5,400	Tyler Technologies, Inc. *	41,094
1,500	Ulticom, Inc. *	16,695
23,500	VeriSign, Inc. *	674,449
445	Verity, Inc. *	4,205
4,600	Witness Systems, Inc. *	80,730

		4,263,285

	Textiles & Apparel — 2.1%
1,700	Ashworth, Inc. *	19,363
2,800	Coach, Inc. *	158,564
2,000	Culp, Inc. *	11,800
1,500	Cutter & Buck, Inc.	21,030
400	Deckers Outdoor Corp. *	14,296
400	Decorator Industries, Inc.	3,740
1,200	Haggar Corp.	24,228
300	Hallwood Group, Inc. *	39,000
1,300	Hartmarx Corp. *	12,402
3,500	Kenneth Cole Productions, Inc.	101,990
10,100	Liz Claiborne, Inc.	405,313
700	McRae Industries, Inc., Class A	7,966
4,800	Polo Ralph Lauren Corp.	186,240
1,200	Reebok International Ltd.	53,160
400	Rocky Shoes & Boots, Inc. *	10,620
4,300	Russell Corp.	77,744
300	Saucony, Inc., Class A	6,810
2,800	Skechers U.S.A., Inc., Class A *	43,344
4,200	Stride Rite Corp.	55,860
100	Tandy Brands Accessories, Inc.	1,497
3,300	Timberland Co., Class A *	234,069
12,700	Tommy Hilfiger Corp. *	148,590
900	UniFirst Corp.	35,910

		1,673,536

	Wholesale — 1.9%
200	ADDvantage Technologies Group, Inc. *	846
2,800	Agilysys, Inc.	55,048
845	All American Semiconductor, Inc. *	4,081
6,000	Anixter International *	216,900
4,350	Applied Industrial Technologies, Inc.	118,320
400	Aristotle Corp. *	2,896
17,000	Arrow Electronics, Inc. *	430,950
1,400	Aviall, Inc. *	39,200
700	Beacon Roofing Supply, Inc. *	15,320
900	Coast Distribution System, Inc.	5,868
2,700	Department 56, Inc. *	47,142
2,700	Enesco Group, Inc. *	17,955
1,800	GTSI Corp. *	17,460
7,900	Hughes Supply, Inc.	235,025
800	Industrial Distribution Group, Inc. *	7,160
300	Lawson Products, Inc.	14,040
400	Lazare Kaplan International, Inc. *	4,564
1,068	LKQ Corp. *	21,435
1,800	Manchester Technologies, Inc. *	10,134
2,500	Nash Finch Co.	94,975
100	Noland Co.	4,738
2,400	Pomeroy IT Solutions, Inc. *	35,760
600	Richardson Electronics Ltd.	6,162
1,900	Spartan Stores, Inc. *	20,216

Statement of Portfolio Investments continued
Laudus Rosenberg VIT Value Long/ Short Equity Fund

Shares or
Principal		Value

	Common Stock, Wholesale continued
1,300	SYNNEX Corp. *	$22,646
800	TESSCO Technologies, Inc. *	12,080
1,100	Valley National Gases, Inc.	18,018
1,900	Ventiv Health, Inc. *	43,700
600	WESCO International, Inc. *	16,800

		1,539,439

	Total Common Stock (Cost $61,175,075)	68,736,947

	Repurchase Agreement — 14.9%
$11,980,248	Bear Stearns dated 3/31/05, due 4/1/05 at 2.63% with a maturity value of $11,981,123 (Fully collateralized by a US Treasury Note)	11,980,248

	Total Repurchase Agreement (Cost $11,980,248)	11,980,248

	Total Investments (Cost $73,155,323) (b) — 100.3%	80,717,195

Percentages noted above are based on net assets as of March 31, 2005.

*	Non-income producing security.

(a)	All long positions are pledged, as collateral for securities sold short.

(b)	Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$8,973,531
Unrealized depreciation	(1,411,659)

Net unrealized appreciation	$7,561,872

Laudus Variable Insurance Trust (VIT)
Laudus Rosenberg VIT Value Long/ Short Equity Fund
Statement of Securities Sold Short as of 3/31/05 (Unaudited)

Shares		Value

	Common Stock — 86.0%
	Agriculture, Food & Beverage — 0.5%
200	Bridgford Foods Corp. *	$1,798
831	Coca-Cola Bottling Co.	43,470
11,000	Coca-Cola Enterprises, Inc.	225,720
1,800	Penford Corp.	29,250
4,326	Tootsie Roll Industries, Inc.	129,780

		430,018

	Airlines — 1.2%
13,700	AirTran Holdings, Inc. *	123,985
5,800	America West Holdings Corp., Class B *	31,494
21,100	AMR Corp. *	225,770
11,800	Continental Airlines, Inc., Class B *	142,072
7,300	ExpressJet Holdings, Inc. *	83,293
2,514	Frontier Airlines, Inc. *	26,347
11,600	JetBlue Airways Corp. *	220,864
12,300	Northwest Airlines Corp. *	82,287

		936,112

	Autos — 1.7%
8,200	American Axle & Manufacturing Holdings, Inc.	200,900
27,400	Dana Corp.	350,446
10,700	Gentex Corp.	341,330
9,600	Lear Corp.	425,856
960	Quantum Fuel Systems Technologies Worldwide, Inc. *	4,445
5,600	Tenneco Automotive, Inc. *	69,776

		1,392,753

	Banks & Credit Institutions — 5.8%
18,100	AmeriCredit Corp. *	424,264
17,200	Astoria Financial Corp.	435,160
2,400	Capitol Federal Financial	83,136
9,400	CharterMac	202,100
9,100	Citizens Banking Corp.	267,176
13,600	Commerce Bancorp, Inc.	441,591
30,600	E*TRADE Financial Corp.	367,200
2,700	Encore Capital Group, Inc. *	39,285
7,600	F.N.B. Corp.	145,540
10,500	Hudson City Bancorp, Inc.	383,775
7,100	Hudson United Bancorp	250,275
4,604	International Bancshares Corp.	159,621
1,580	Midwest Banc Holdings, Inc.	31,458
13,700	New York Community Bancorp, Inc.	248,792
2,018	Northern Trust Corp.	87,662
7,900	Ocwen Financial Corp. *	63,753
11,540	Old National Bancorp	234,262
525	Park National Corp.	59,063
900	TNS, Inc. *	16,155
14,000	Valley National Bancorp	360,920
8,300	Webster Financial Corp.	376,903
475	Westamerica Bancorp	24,591

		4,702,682

	Basic Minerals & Metals — 1.2%
2,100	American Superconductor Corp. *	20,958
6,900	Apex Silver Mines Ltd. *	110,538
3,900	Century Aluminum Co. *	118,014
2,700	Encore Wire Corp. *	27,540
6,600	Freeport-McMoRan Copper & Gold, Inc., Class B	261,426
23,200	Hecla Mining Co. *	127,136
11,600	Meridian Gold, Inc. *	195,344
10,800	Stillwater Mining Co. *	106,380

		967,336

	Beer, Liquor & Tobacco — 0.1%
1,200	Standard Commercial Corp.	22,320
5,100	Star Scientific, Inc. *	26,979

		49,299

	Biotechnology — 1.7%
2,500	Alexion Pharmaceuticals, Inc. *	54,163
2,200	Anika Therapeutics, Inc. *	28,160
4,100	Applera Corp.-Celera Genomics Group *	42,025
800	Avigen, Inc. *	2,232
2,000	BioCryst Pharmaceuticals, Inc. *	9,220
6,300	Biomarin Pharmaceutical, Inc. *	32,445
5,600	Cell Genesys, Inc. *	25,368
2,900	CYTOGEN Corp. *	16,791
5,700	Dyax Corp. *	18,354
13,848	Human Genome Sciences, Inc. *	127,679
5,400	ICOS Corp. *	121,284
6,000	InterMune, Inc. *	66,000
1,569	Keryx Biopharmaceuticals, Inc. *	20,962
1,000	Kosan Biosciences, Inc. *	4,100
3,700	Lexicon Genetics, Inc. *	18,907
6,700	Myriad Genetics, Inc. *	123,213
6,900	Neurocrine Biosciences, Inc. *	262,613
1,000	Novavax, Inc. *	1,410
7,000	Onyx Pharmaceuticals, Inc. *	219,450
900	Progenics Pharmaceuticals, Inc. *	15,129
2,500	Sanagamo BioSciences, Inc. *	10,000
3,900	Seattle Genetics, Inc. *	20,046
7,366	Telik, Inc. *	111,079

		1,350,630

	Cellular & Wireless — 0.0%
3,900	Boston Communications Group, Inc. *	27,768
1,400	Triton PCS Holdings, Inc., Class A *	3,108

		30,876

	Chemicals & Rubber — 1.7%
1,000	BioSphere Medical, Inc. *	3,950
5,100	Cabot Microelectronics Corp. *	160,038
20,700	Goodyear Tire & Rubber Co. *	276,345
5,800	MacDermid, Inc.	188,500

Statement of Securities Sold Short continued
Laudus Rosenberg VIT Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Chemicals & Rubber continued
4,300	Scotts Co., Class A *	$301,989
8,400	Valspar Corp.	390,936
2,600	WD-40 Co.	84,474

		1,406,232

	Communications Utilities — 0.9%
4,600	American Tower Corp., Class A *	83,858
9,300	Cincinnati Bell, Inc. *	39,525
26,400	Citizens Communications Co.	341,617
460	Commonwealth Telephone Enterprises, Inc. *	21,684
600	EchoStar Communications Corp., Class A	17,550
9,500	Gemstar-TV Guide International, Inc. *	41,325
300	IDT Corp. *	4,260
18,260	Mediacom Communications Corp. *	119,420
2,000	Net2Phone, Inc. *	3,220
3,100	Time Warner Telecom, Inc., Class A *	12,307

		684,766

	Construction & Homebuilding — 0.3%
5,300	Champion Enterprises, Inc. *	49,820
3,900	MasTec, Inc. *	32,019
3,100	Modtech Holdings, Inc. *	26,350
300	Orleans Homebuilders, Inc.	5,517
1,700	Palm Harbor Homes, Inc. *	27,642
12,400	Quanta Services, Inc. *	94,612

		235,960

	Construction Materials — 0.1%
3,500	Headwaters, Inc. *	114,870
600	Nanophase Technologies Corp. *	3,438

		118,308

	Consumer Durables — 0.5%
10,600	Maytag Corp.	148,082
3,900	Whirlpool Corp.	264,147

		412,229

	Drugs & Pharmaceuticals — 4.1%
3,900	Able Laboratories, Inc. *	91,494
1,100	Adolor Corp. *	10,934
6,000	Alkermes, Inc. *	62,280
13,800	Amylin Pharmaceuticals, Inc. *	241,362
5,300	AtheroGenics, Inc. *	69,377
3,200	Bioenvision, Inc. *	18,400
350	Cellegy Pharmaceuticals, Inc. *	567
4,000	Cubist Pharmaceuticals, Inc. *	42,480
5,624	CuraGen Corp. *	23,396
6,600	CV Therapeutics, Inc. *	134,376
10,800	Dendreon Corp. *	58,860
1,100	DepoMed, Inc. *	4,334
6,700	Discovery Laboratories, Inc. *	37,721
2,955	DOV Pharmaceutical, Inc. *	40,424
1,000	Emisphere Technologies, Inc. *	3,670
4,400	Enzo Biochem, Inc. *	63,448
1,804	Epix Pharmaceuticals, Inc. *	12,628
1,400	Guilford Pharmaceuticals, Inc. *	3,220
11,200	Hospira, Inc. *	361,423
1,300	Idenix Pharmaceuticals, Inc. *	25,805
8,000	ImmunoGen, Inc. *	41,840
2,100	Immunomedics, Inc. *	5,103
5,800	Indevus Pharmaceuticals, Inc. *	16,124
2,178	InKine Pharmaceutical Co., Inc. *	6,752
5,500	Inspire Pharmaceuticals, Inc. *	44,880
6,300	Isis Pharmaceuticals, Inc. *	24,381
2,200	Kos Pharmaceuticals, Inc. *	91,696
4,000	Martek Biosciences Corp. *	232,760
9,600	Medicines Co. *	217,536
4,900	Medicis Pharmaceutical Corp., Class A	146,902
3,400	Neose Technologies, Inc. *	8,772
5,094	Neurogen Corp. *	36,066
7,800	NPS Pharmaceuticals, Inc. *	98,436
6,200	OrthoLogic Corp. *	31,372
800	OXiGENE, Inc. *	3,264
6,200	Pain Therapeutics, Inc. *	31,496
6,300	Par Pharmaceutical Cos., Inc. *	210,672
3,300	Penwest Pharmaceuticals Co. *	40,788
3,200	Pharmacyclics, Inc. *	25,696
4,900	POZEN, Inc. *	25,529
3,800	Protein Design Labs, Inc. *	60,762
1,900	Santarus, Inc. *	9,234
3,009	SciClone Pharmaceuticals, Inc. *	8,546
3,100	Tanox, Inc. *	29,760
6,400	Transkaryotic Therapies, Inc. *	159,776
14,900	Vertex Pharmaceuticals, Inc. *	139,464
10,500	Vicuron Pharmaceuticals, Inc. *	165,480
3,400	ZymoGenetics, Inc. *	51,884

		3,271,170

	Electric Utilities — 2.7%
15,400	Allegheny Energy, Inc. *	318,164
23,600	CenterPoint Energy, Inc.	283,908
10,900	DPL, Inc.	272,500
13,500	DTE Energy Co.	613,980
1,967	Otter Tail Corp.	49,254
4,500	Puget Energy, Inc.	99,180
19,700	Sierra Pacific Resources *	211,775
18,700	TECO Energy, Inc.	293,216

		2,141,977

	Financial Investments — 1.6%
3,900	Acacia Research — Acacia Technologies *	22,074
8,600	CapitalSource, Inc. *	197,800
3,400	Digital Theater Systems, Inc. *	61,574
16,000	Hanover Compressor Co. *	193,120
11,900	InterDigital Communications Corp. *	182,308
14,500	Marvel Enterprises, Inc. *	290,000
12,200	Rent-A-Center, Inc. *	333,182

		1,280,058

Statement of Securities Sold Short continued
Laudus Rosenberg VIT Value Long/ Short Equity Fund

Shares		Value

	Common Stock continued
	Forest Products & Paper — 1.2%
8,100	Bowater, Inc.	$305,127
39,800	Graphic Packaging Corp. *	175,518
9,800	Playtex Products, Inc. *	88,200
7,900	Sealed Air Corp. *	410,326

		979,171

	Furniture & Household Items — 1.6%
10,000	Alliance Gaming Corp. *	95,900
2,800	Constar International, Inc. *	15,848
11,194	Herman Miller, Inc.	337,163
100	Kinetic Concepts, Inc. *	5,965
800	Leapfrog Enterprises, Inc. *	9,080
20,300	Pactiv Corp. *	474,005
3,000	Rogers Corp. *	120,000
1,600	Russ Berrie & Co., Inc.	30,640
5,200	Select Comfort Corp. *	106,288
3,100	Tempur-Pedic International, Inc. *	57,846
2,300	Virco Manufacturing Corp. *	17,664

		1,270,399

	Gas & Other Public Utilities — 1.7%
58,500	El Paso Corp.	618,930
5,900	Kinder Morgan, Inc.	446,630
5,800	SEMCO Energy, Inc.	33,350
6,100	Stericycle, Inc. *	269,620
300	Waste Connections, Inc. *	10,425

		1,378,955

	Government Aircraft & Defense — 0.2%
4,157	Kaman Corp., Class A	51,755
1,800	KVH Industries, Inc. *	16,398
2,300	SiRf Technology Holdings, Inc. *	25,668
3,900	Sturm, Ruger & Co., Inc.	27,027

		120,848

	Health Care & Hospital — 1.3%
4,200	American Healthways, Inc. *	138,684
7,700	AMERIGROUP Corp. *	281,512
4,400	Array BioPharma, Inc. *	30,844
1,800	Bio-Reference Labs, Inc. *	25,056
5,824	Lincare Holdings, Inc. *	257,596
6,000	OCA, Inc. *	25,500
6,900	Odyssey Healthcare, Inc. *	81,144
1,400	Specialty Laboratories, Inc. *	13,370
10,900	Tenet Healthcare Corp. *	125,677
1,100	VCA Antech, Inc. *	22,253
1,800	VistaCare, Inc., Class A *	36,846

		1,038,482

	Information & Services — 6.1%
4,100	Administaff, Inc.	59,860
5,600	Arbitron, Inc.	240,240
16,600	Ceridian Corp. *	283,030
10,400	Certegy, Inc.	360,048
9,100	Charles River Laboratories International, Inc. *	428,064
2,700	Clark, Inc.	41,796
800	Concorde Career Colleges, Inc. *	13,600
4,000	Corinthian Colleges, Inc. *	62,880
5,500	Corporate Executive Board Co.	351,725
100	CPI Corp.	1,510
7,100	deCODE genetics, Inc. *	40,470
11,400	DeVry, Inc. *	215,688
9,709	Education Management Corp. *	271,367
700	Exact Sciences Corp. *	2,499
12,933	Exelixis, Inc. *	87,686
8,700	FTI Consulting, Inc. *	179,568
600	Hewitt Associates, Inc. *	15,960
200	IMS Health, Inc.	4,878
1,600	Intersections, Inc. *	23,280
2,200	iPayment Holdings, Inc. *	92,840
15,100	Iron Mountain, Inc. *	435,483
4,900	LCC International, Inc., Class A *	20,629
4,500	Maxygen, Inc. *	38,610
2,600	Medical Staffing Network Holdings, Inc. *	17,186
2,700	NetRatings, Inc. *	41,175
6,018	PRG-Schultz International, Inc. *	30,150
3,347	Princeton Review, Inc. *	18,442
3,900	RAE Systems, Inc. *	11,973
8,272	Regeneron Pharmaceuticals, Inc. *	42,270
55,100	Service Corp. International *	412,148
1,700	Strayer Education, Inc.	192,644
5,700	Syntroleum Corp. *	69,768
10,200	Tetra Tech, Inc. *	128,724
3,700	The Advisory Board Co. *	161,690
900	Total System Services, Inc.	22,491
3,000	Universal Technical Institute, Inc. *	110,400
4,300	Viad Corp.	115,670
6,600	Weight Watchers International, Inc. *	283,668

		4,930,110

	Instruments — 3.6%
3,700	Abaxis, Inc. *	32,745
16,300	Applera Corp.	321,762
835	Aspect Medical Systems, Inc. *	18,028
1,800	Caliper Life Sciences, Inc. *	11,610
8,800	Cepheid, Inc. *	85,096
2,400	Cholestech Corp. *	24,192
2,200	Ciphergen Biosystems, Inc. *	6,094
1,400	Closure Medical Corp. *	37,380
8,144	Cognex Corp.	202,623
5,400	Conceptus, Inc. *	42,120
300	Daxor Corp. *	6,630
3,000	FEI Co. *	69,450
6,000	FormFactor, Inc. *	135,840
4,000	I-Flow Corp. *	63,320
6,850	IDEXX Laboratories, Inc. *	370,995
6,726	Illumina, Inc. *	54,346
13,800	Input/ Output, Inc. *	89,010
4,252	Ixia *	75,643
4,876	Kyphon, Inc. *	122,729
5,100	LifeCell Corp. *	45,390
5,500	Luminex Corp. *	41,415
2,000	Measurement Specialties, Inc. *	46,000

Statement of Securities Sold Short continued
Laudus Rosenberg VIT Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Instruments continued
5,100	Merit Medical Systems, Inc. *	$61,149
7,900	Millipore Corp. *	342,860
2,200	North American Scientific, Inc. *	8,052
6,000	Orasure Technologies, Inc. *	44,160
3,500	Possis Medical, Inc. *	29,295
5,100	Regeneration Technologies, Inc. *	52,581
1,200	Rita Medical Systems, Inc. *	3,588
4,200	Spectranetics Corp. *	21,840
4,100	STAAR Surgical Co. *	16,031
9,800	ThermoGenesis Corp. *	49,000
100	TriPath Imaging, Inc. *	704
700	Utah Medical Products, Inc.	15,400
5,500	Varian Medical Systems, Inc. *	188,540
100	Varian, Inc. *	3,789
100	Vascular Solutions, Inc. *	905
5,500	Wright Medical Group, Inc. *	132,000

		2,872,312

	Insurance — 2.3%
500	Arch Capital Group Ltd. *	20,020
6,500	Brown & Brown, Inc.	299,585
7,200	ChoicePoint, Inc. *	288,792
1,030	Citizens, Inc. *	5,923
1,400	CorVel Corp. *	29,848
2,500	Danielson Holding Corp. *	43,125
6,600	Hilb, Rogal & Hamilton Co.	236,280
1,200	NDCHealth Corp.	19,176
5,400	PMA Capital Corp., Class A *	43,200
9,500	RenaissanceRe Holdings Ltd.	443,650
600	Transatlantic Holdings, Inc.	39,732
7,000	U.S.I. Holdings Corp. *	82,460
8,700	Willis Group Holdings Ltd.	320,769

		1,872,560

	IT Hardware — 5.2%
4,300	Advanced Energy Industries, Inc. *	41,581
1,200	Altera Corp. *	23,736
5,700	Aspect Communications Corp. *	59,337
1,900	Atheros Communications *	19,513
1,600	Avici Systems, Inc. *	6,878
16,800	Axcelis Technologies, Inc. *	122,640
3,200	California Micro Devices Corp. *	16,160
1,600	Cherokee International Corp. *	11,184
8,755	Cirrus Logic, Inc. *	39,573
900	Color Kinetics, Inc. *	9,072
1,000	COMARCO, Inc. *	8,650
11,300	CommScope, Inc. *	169,048
15,100	Comverse Technology, Inc. *	380,822
18,400	Cypress Semiconductor Corp. *	231,840
6,300	Ditech Communications Corp. *	78,561
6,400	DSP Group, Inc. *	164,864
900	EMCORE Corp. *	3,033
7,100	ESS Technology, Inc. *	37,417
13,900	Foundry Networks, Inc. *	137,610
5,700	Helix Technology Corp.	88,179
5,600	Hutchinson Technology, Inc. *	194,768
750	Ibis Technology Corp. *	1,651
9,900	Integrated Circuit Systems, Inc. *	189,288
7,600	Integrated Silicon Solution, Inc. *	50,920
3,100	KEMET Corp. *	24,025
10,300	Kulicke & Soffa Industries, Inc. *	64,787
1,700	LTX Corp. *	7,548
1,100	Mattson Technology, Inc. *	8,734
3,100	Metalink Ltd. *	13,764
3,100	Micrel, Inc. *	28,582
1,100	Micro Linear Corp. *	5,555
4,648	Microchip Technology, Inc.	120,894
27,400	National Semiconductor Corp.	564,714
3,300	Newport Corp. *	47,817
7,200	NVIDIA Corp. *	171,072
2,400	Pericom Semiconductor Corp. *	20,568
29,900	PMC-Sierra, Inc. *	263,120
2,500	Power-One, Inc. *	12,150
12,800	Rambus, Inc. *	192,896
2,100	Semtech Corp. *	37,527
800	SIPEX Corp. *	1,856
27,100	Teradyne, Inc. *	395,660
2,600	Universal Display Corp. *	18,174
3,200	Vicor Corp.	33,408
4,500	Vitesse Semiconductor Corp. *	12,060
3,000	Vyyo, Inc. *	22,290
9,256	Westell Technologies, Inc. *	51,001

		4,204,527

	Land & Water Transportation — 0.0%
842	GulfMark Offshore, Inc. *	21,816

	Mainframe & Minicomputers — 0.1%
5,900	Cray, Inc. *	15,045
4,400	Omnicell, Inc. *	31,724

		46,769

	Metal Products & Machinery — 3.5%
1,900	Aaon, Inc. *	31,274
2,600	AGCO Corp. *	47,450
17,800	American Power Conversion Corp.	464,758
9,600	Briggs & Stratton Corp.	349,536
2,700	Bucyrus International, Inc., Class A	105,462
3,500	CUNO, Inc. *	179,865
11,000	Donaldson Co., Inc.	355,080
200	Environmental Tectonics Corp. *	1,038
2,300	Fedders Corp.	6,394
9,400	Federal Signal Corp.	142,598
4,000	FuelCell Energy, Inc. *	39,920
6,500	Global Power Equipment Group, Inc. *	62,270
300	Intevac, Inc. *	2,829
900	Lindsay Manufacturing Co.	17,172
4,510	Littlefuse, Inc. *	129,212
2,200	Maxwell Technologies, Inc. *	20,174
500	Milacron, Inc. *	1,525
700	Paragon Technologies, Inc. *	6,132
10,300	Plug Power, Inc. *	67,980
9,300	SPX Corp.	402,504
100	TransTechnology Corp. *	775
300	Trinity Industries, Inc.	8,451

Statement of Securities Sold Short continued
Laudus Rosenberg VIT Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Metal Products & Machinery continued
2,000	Ultralife Batteries, Inc. *	$34,240
7,500	Zebra Technologies Corp., Class A *	356,175

		2,832,814

	Miscellaneous Finance — 2.0%
10,762	Ameritrade Holding Corp. *	109,880
4,800	eSPEED, Inc., Class A *	44,160
11,200	IndyMac Bancorp, Inc.	380,800
31,400	Janus Capital Group, Inc.	438,030
8,900	Jefferies Group, Inc.	335,352
4,350	Nasdaq Stock Market, Inc. *	46,545
5,900	Tradestation Group, Inc. *	35,636
4,300	W.P. Stewart & Co., Ltd.	97,438
4,900	Waddell & Reed Financial, Inc., Class A	96,726
200	Westwood Holdings Group, Inc.	3,796

		1,588,363

	Oil & Coal Resources — 0.1%
240	Clayton Williams Energy, Inc. *	6,216
3,000	FX Energy, Inc. *	34,320

		40,536

	Oil Drilling & Services — 0.0%
100	Cooper Cameron Corp. *	5,721

	Photooptical, Micros & Office Machinery — 1.8%
14,100	Adaptec, Inc. *	67,539
4,900	Avid Technology, Inc. *	265,188
1,700	Echelon Corp. *	11,628
11,121	Electronics for Imaging, Inc. *	198,399
800	Fargo Electronics, Inc. *	11,736
4,900	Immersion Corp. *	29,400
3,000	Interlink Electronics, Inc. *	19,440
43,700	Maxtor Corp. *	232,484
2,100	Metrologic Instruments, Inc. *	47,208
7,600	Nam Tai Electronics, Inc.	202,160
4,600	Pinnacle Systems, Inc. *	25,714
637	SCM Microsystems, Inc. *	2,083
28,100	Western Digital Corp. *	358,275

		1,471,254

	Publishing, Broadcasting & Cinema — 2.1%
9,900	aQuantive, Inc. *	109,593
4,100	Crown Media Holdings, Inc., Class A *	36,941
11,200	Dex Media, Inc.	231,280
1,900	Dow Jones & Co., Inc.	71,003
3,600	E.W. Scripps Co., Class A	175,500
1,300	Fisher Communications, Inc. *	67,223
6,900	Journal Register Co. *	115,230
2,700	Knight-Ridder, Inc.	181,575
400	McClatchy Co., Class A	29,664
400	Meredith Corp.	18,700
4,100	Pixar *	399,955
1,000	Quixote Corp.	21,670
900	Saga Communications, Inc., Class A *	14,490
12,100	Sinclair Broadcast Group, Inc., Class A	97,163
5,000	Spanish Broadcasting System, Inc., Class A *	51,300
600	Valassis Communications, Inc. *	20,976
3,600	Young Broadcasting, Inc., Class A *	31,104

		1,673,367

	Real Estate Development — 0.6%
5,800	Forest City Enterprises, Inc., Class A	370,040
2,600	Reading International, Inc., Class A *	18,330
1,400	Tejon Ranch Co. *	62,440

		450,810

	Real Estate Investment Trusts — 10.2%
200	Alexander’s, Inc. *	48,300
9,300	Arden Realty, Inc.	314,805
6,600	Avalonbay Communities, Inc.	441,474
8,800	BRE Properties, Inc., Class A	310,640
6,400	Camden Property Trust	300,992
9,900	CarrAmerica Realty Corp.	312,345
14,600	Catellus Development Corp.	389,090
2,000	Cedar Shopping Centers Inc.	28,480
6,900	CenterPoint Properties Trust	282,900
12,500	Duke Realty Corp.	373,125
4,400	Essex Property Trust, Inc.	303,336
8,800	Federal Realty Investment Trust	425,480
3,200	Government Properties Trust, Inc.	31,872
14,300	Health Care Property Investors, Inc.	335,621
7,000	Health Care REIT, Inc.	224,000
300	Healthcare Realty Trust, Inc.	10,932
21,500	Host Marriott Corp.	356,040
2,600	Liberty Property Trust	101,530
3,500	Mid-America Apartment Communities, Inc.	127,750
14,900	Plum Creek Timber Co.	531,930
6,900	Post Properties, Inc.	214,176
16,500	ProLogis	612,149
300	Saul Centers, Inc.	9,600
8,700	Shurgard Storage Centers, Inc., Class A	356,526
3,300	Sun Communities, Inc.	118,140
3,800	Tanger Factory Outlet Centers, Inc.	83,600
8,800	The Mills Corp.	465,520
900	Town & Country Trust	23,805
22,600	United Dominion Realty Trust, Inc.	471,662
12,300	Ventas, Inc.	307,008
7,000	Washington Real Estate Investment Trust	201,250
1,100	Weingarten Realty Investors	37,961

		8,152,039

	Restaurants, Hotels & Theaters — 2.5%
11,319	Applebee’s International, Inc.	311,952
28,800	Blockbuster, Inc., Class A	254,304

Statement of Securities Sold Short continued
Laudus Rosenberg VIT Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Restaurants, Hotels & Theaters continued
4,200	Buca, Inc. *	$26,372
2,170	Cosi, Inc. *	14,756
3,800	Krispy Kreme Doughnuts, Inc. *	28,994
7,400	Magna Entertainment Corp., Class A *	45,436
4,700	Multimedia Games, Inc. *	36,472
1,600	Nevada Gold & Casinos, Inc. *	20,480
2,800	Outback Steakhouse, Inc.	128,212
100	P.F. Chang’s China Bistro, Inc. *	5,980
7,900	Pinnacle Entertainment, Inc. *	131,930
7,400	Regal Entertainment Group, Class A	155,622
13,000	Ruby Tuesday, Inc.	315,769
8,175	The Cheesecake Factory, Inc. *	289,804
11,100	Westwood One, Inc. *	225,885

		1,991,968

	Retail — 6.5%
4,600	1-800-FLOWERS.COM, Inc., Class A *	34,822
5,900	99 Cents Only Stores *	77,703
13,400	AnnTaylor Stores Corp. *	342,906
13,100	Carmax, Inc. *	412,650
1,600	Charlotte Russe Holding, Inc. *	20,672
4,800	Christopher & Banks Corp.	84,480
2,600	Cost Plus, Inc. *	69,888
1,000	Design Within Reach, Inc. *	15,735
16,000	Family Dollar Stores, Inc.	485,760
1,900	Fastenal Co.	105,089
3,700	Fred’s, Inc.	63,529
2,800	Gaiam, Inc. *	15,512
2,700	Great Atlantic & Pacific Tea Co. *	40,230
3,500	Group 1 Automotive, Inc. *	92,050
6,582	Hot Topic, Inc. *	143,817
3,600	J. Jill Group, Inc. *	49,536
2,300	Kirkland’s, Inc. *	25,438
100	May Department Stores Co.	3,702
175	Mothers Work, Inc. *	2,420
1,400	Pathmark Stores, Inc. *	8,834
11,900	Payless ShoeSource, Inc. *	187,901
5,900	PETCO Animal Supplies, Inc. *	217,179
6,525	PETsMART, Inc.	187,594
16,800	Pier 1 Imports, Inc.	306,264
3,829	PriceSmart, Inc. *	28,105
13,400	Ross Stores, Inc.	390,476
23,800	Saks, Inc.	429,590
2,600	Sharper Image Corp. *	43,186
1,500	Sonic Automotive, Inc.	34,065
4,800	The Bombay Co., Inc. *	25,440
14,100	Tiffany & Co.	486,732
3,800	United Auto Group, Inc.	105,754
3,700	ValueVision Media, Inc., Class A *	45,769
2,300	Whitehall Jewellers, Inc. *	16,330
5,700	Whole Foods Market, Inc.	582,140
5,800	Wild Oats Markets, Inc. *	61,654
1,300	Wilsons The Leather Experts, Inc. *	6,201

		5,249,153

	Soaps & Cosmetics — 0.0%
300	Katy Industries, Inc. *	1,140

	Software — 5.6%
2,100	Affiliated Computer Services, Inc., Class A *	111,804
3,100	Altiris, Inc. *	73,935
1,300	AMICAS, Inc. *	4,784
8,300	BEA Systems, Inc. *	66,151
1,500	Blackboard, Inc. *	26,160
3,900	CACI International, Inc., Class A *	215,397
7,220	Citrix Systems, Inc. *	171,980
4,700	Corillian Corp. *	16,356
3,400	CoStar Group, Inc. *	125,290
1,800	Digital River, Inc. *	56,088
2,500	Fair Isaac Corp.	86,100
15,600	GTECH Holdings Corp.	367,068
8,600	Harris Interactive, Inc. *	39,646
14,200	Identix, Inc. *	71,710
2,200	Imergent, Inc. *	21,582
3,700	Jupitermedia Corp. *	57,387
1,500	Kanbay International, Inc. *	30,690
1,700	Manhattan Associates, Inc. *	34,629
7,920	Mercury Interactive Corp. *	375,250
2,300	MicroStrategy, Inc., Class A *	124,821
3,700	Mobius Management Systems, Inc. *	24,235
10,928	National Instruments Corp.	295,602
8,400	NAVTEQ *	364,140
4,400	NIC, Inc. *	20,988
800	NYFIX, Inc. *	4,304
4,300	PC-Tel, Inc. *	31,648
3,856	RealNetworks, Inc. *	22,288
11,700	Reynolds & Reynolds Co., Class A	316,602
5,300	Secure Computing Corp. *	45,421
2,400	Selectica, Inc. *	7,728
5,200	SERENA Software, Inc. *	123,552
4,300	SM&A *	35,518
4,400	Sohu.com, Inc. *	77,352
2,600	SS&C Technologies, Inc.	59,280
5,200	SupportSoft, Inc. *	27,456
20,800	Synopsys, Inc. *	376,479
1,578	Syntel, Inc.	27,931
4,914	Transaction Systems Architects, Inc. *	113,759
44,700	Unisys Corp. *	315,582
6,550	WebEx Communications, Inc. *	141,415

		4,508,108

	Textiles & Apparel — 1.1%
11,900	Cintas Corp.	491,589
1,900	Columbia Sportswear Co. *	101,137
6,100	Gymboree Corp. *	76,494
5,400	Kellwood Co.	155,466
2,400	Oxford Industries, Inc.	87,816

		912,502

	Wholesale — 2.6%
6,500	Accredo Health, Inc. *	288,665

Statement of Securities Sold Short continued
Laudus Rosenberg VIT Value Long/ Short Equity Fund

Shares		Value

	Common Stock, Wholesale continued
3,200	Action Performance Cos., Inc.	$42,336
7,300	AmerisourceBergen Corp.	418,217
2,110	D & K Healthcare Resources, Inc.	17,661
700	Express Scripts, Inc. *	61,033
6,954	Henry Schein, Inc. *	249,231
10,800	Ingram Micro, Inc., Class A *	180,036
13,600	OfficeMax, Inc.	455,600
1,200	Performance Food Group Co. *	33,216
9,600	Tech Data Corp. *	355,776

		2,101,771

	Total Securities Sold Short (Proceeds $70,030,440) — 86.0%	$69,125,901

Percentages noted above are based on net assets as of March 31, 2005.

*	Non-income producing security.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Laudus Variable Insurance Trust

By (Signature and Title)*	/s/ Troy A. Sheets	CFO

Date	May 31, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Troy A. Sheets	CFO

Date	May 31, 2005

By (Signature and Title)*	/s/ Jana D. Thompson	President

Date	May 31, 2005

* Print the name and title of each signing officer under his or her signature.